LONG-TERM INVESTMENTS (Narrative) (Details)	Dec. 31, 2017	Oct. 31, 2016
Beijing Crouching Tiger Hidden Dragon Internet Technology Co Ltd [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	11.25%	13.90%